Long-Term Debt (Supplemental Cash Flow Information Related To Leases) (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Long-Term Debt [Abstract]
Operating cash flows from operating leases	$ 17	$ 15	$ 32	$ 30	$ 62
Operating cash flows from finance leases	2	2	3	3	5
Finance cash flows from finance leases	15	$ 19	23	31	53
Right of use assets obtained in exchange for lease obligations, Operating leases	$ 63		$ 63	$ 98	$ 98